Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary compensation table total for PEO Ryan Oviatt(2)	Compensation actually paid for PEO Ryan Oviatt(3)	Summary compensation table total for PEO Cameron Tidball(2)	Compensation actually paid for PEO Cameron Tidball(3)	Average summary compensation total for non-PEO NEOs(2)	Average compensation actually paid to non-PEO NEOs(3)	Value of initial fixed $100 investment based on Total shareholder return(4)	Net income
2021	$571,252	$495,811	$571,321	$498,364	$314,871	$271,851	$124	$(1,051,543)
2022	$889,212	$732,823	$889,212	$733,703	$274,682	$243,120	$124	$3,947,760
2023	$860,400	$1,261,195	$860,400	$1,261,595	$245,579	$325,697	$212	$10,776,714

Supplemental Information
Year	Value of initial fixed $100 investment based on Peer Group Total Shareholder Return(5)	Total revenue
2021	$91	$26,356,176
2022	$92	$45,936,643
2023	$118	$50,208,060

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote	Messrs. Oviatt and Tidball served as the Company’s Co-Chief Executive Officers for the entirety of 2021, 2022, and 2023. Our non-PEO NEOs included (a) for 2021, Messrs, Fisher, Hatch and Jay Fugal and (b) for 2022 and 2023, Mr. Fisher. Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year.
Peer Group Issuers, Footnote	The TSR Peer Group for the following peer group, which represents the same peer group used for our executive's Long Term Incentive Plans:
a.For 2021, 2022 and 2023, the peer group included TOMI Environmental Solutions, Inc. (TOMZ), MIND Technology, Inc. (MIND), ENGlobal Corporation (ENG), Fuel Tech, Inc.(FTEK), Questor Technology, Inc. (QST), , Geospace Technologies Corporation (GEOS), Enservco Corp (ENSV), Dawson Geophysical Company (DWSN), Natural Gas Services Group, Inc. (NGS), Northern Technologies International Corp. (NTIC), Taylor Devices, Inc. (TAYD), Superior Drilling Products, Inc. (SDPI), and Air Industries Group (AIRI).Arq Inc (ARQ) which formerly Advanced Emissions Solutions, Inc. (ADES) but completed a rebrand and began trading under the ticker symbol ARQ on February 1, 2024.
	b.Pursuant to the executive’s Long-Term Incentive Plans the Peer Group TSR calculations excludes the top and bottom performers from each period and the Company’s TSR is compared to the remaining twelve companies.
Adjustment To PEO Compensation, Footnote	To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Messrs. Oviatt, Tidball, and Fisher are set forth in the tables below. Based on the required methodology for calculating “Compensation Actually Paid” under SEC disclosure rules, “Compensation Actually Paid” fluctuates most significantly based on changes in the Company’s stock price during the vesting period of the award. Accordingly, the values shown as “Compensation Actually Paid” reflects the increase or decrease in the value of such equity awards based on our stock price performance and, for the years prior to vesting, do not reflect compensation realized or earned by the NEO. Accordingly, the “Compensation Actually Paid” reflected below includes values for equity awards that may not be earned due to failure to satisfy the vesting conditions or may be earned at levels that differ from the amounts reported below based on the stock price as of the vesting date. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.

	PEO - Ryan Oviatt			PEO - Cameron Tidball			NEOs Average
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Summary Compensation Table - Total Compensation	$860,400	$889,212	$571,252	$860,400	$889,212	$571,321	$245,579	$274,682	$314,871
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(370,029)	$(372,933)	$(234,500)	$(370,029)	$(372,933)	$(234,650)	$(75,978)	$(79,536)	$(46,366)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$288,671	$135,581	$120,453	$288,671	$135,581	$120,453	$51,151	$25,336	$9,417
+/- Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$175,109	$(3,821)	$(6,536)	$175,109	$(3,821)	$(4,876)	$35,160	$(2,374)	$(695)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$234,803	$88,765	$47,090	$234,803	$88,765	$47,090	$52,766	$26,027	$1,883
+/- Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$72,241	$(3,981)	$(1,948)	$72,641	$(3,101)	$(974)	$17,019	$(1,015)	$(157)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$(7,102)
=Compensation Actually Paid	$1,261,195	$732,823	$495,811	$1,261,595	$733,703	$498,364	$325,697	$243,120	$271,851

Non-PEO NEO Average Total Compensation Amount	$ 245,579	$ 274,682	$ 314,871
Non-PEO NEO Average Compensation Actually Paid Amount	$ 325,697	243,120	271,851
Adjustment to Non-PEO NEO Compensation Footnote	To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Messrs. Oviatt, Tidball, and Fisher are set forth in the tables below. Based on the required methodology for calculating “Compensation Actually Paid” under SEC disclosure rules, “Compensation Actually Paid” fluctuates most significantly based on changes in the Company’s stock price during the vesting period of the award. Accordingly, the values shown as “Compensation Actually Paid” reflects the increase or decrease in the value of such equity awards based on our stock price performance and, for the years prior to vesting, do not reflect compensation realized or earned by the NEO. Accordingly, the “Compensation Actually Paid” reflected below includes values for equity awards that may not be earned due to failure to satisfy the vesting conditions or may be earned at levels that differ from the amounts reported below based on the stock price as of the vesting date. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.

	PEO - Ryan Oviatt			PEO - Cameron Tidball			NEOs Average
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Summary Compensation Table - Total Compensation	$860,400	$889,212	$571,252	$860,400	$889,212	$571,321	$245,579	$274,682	$314,871
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(370,029)	$(372,933)	$(234,500)	$(370,029)	$(372,933)	$(234,650)	$(75,978)	$(79,536)	$(46,366)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$288,671	$135,581	$120,453	$288,671	$135,581	$120,453	$51,151	$25,336	$9,417
+/- Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$175,109	$(3,821)	$(6,536)	$175,109	$(3,821)	$(4,876)	$35,160	$(2,374)	$(695)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$234,803	$88,765	$47,090	$234,803	$88,765	$47,090	$52,766	$26,027	$1,883
+/- Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$72,241	$(3,981)	$(1,948)	$72,641	$(3,101)	$(974)	$17,019	$(1,015)	$(157)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$(7,102)
=Compensation Actually Paid	$1,261,195	$732,823	$495,811	$1,261,595	$733,703	$498,364	$325,697	$243,120	$271,851

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Supplemental Performance Measures- Relationship Between "Compensation Actually Paid and Total Revenue and between the Company's cumulative TSR and Peer Group Cumulative TSR From 2021 to 2022 the Company realized a 74% increase in total revenue. From 2022 to 2023 the company realized a 27% increase in total revenue. From the beginning of 2021 through 2023 the Company also outperformed the peer group TSR. These performance metrics were critical in determining the increase in compensation to our PEOs and Non-PEOs from 2021, 2022, and 2023.

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 212	124	124
Peer Group Total Shareholder Return Amount	118	92	91
Net Income (Loss)	$ 10,776,714	$ 3,947,760	$ (1,051,543)
Company Selected Measure Amount	50,208,060	45,936,643	26,356,176
Additional 402(v) Disclosure	Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year.Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.
We believe the “Compensation Actually Paid” in each of the years reported above and over the multi-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual incentive program including TSR, EBITDA, Net Income, and Total Revenue.
	Relationship Between “Compensation Actually Paid” to the PEO’s and Average Other NEOs and the Company’s Cumulative TSR and Net Income. “Compensation Actually Paid" to all NEOs saw improvement from 2021 to 2022 to 2023 as the Company was able to surpass goals set in the executive's Annual Incentive Plans of 2022 and 2023. These goals centered around total revenue, EBITDA, and a non-financial metric of revenue diversification. We believe the executive’s pay is tied to the Company’s financial performance and expect to see TSR to be positively impacted if the Company continues to improve financial results. Net Income increased from a Net Loss of $1,051,543 in 2021 to a Net Income of $3,947,760 in 2022 and increased further to a net income of $10,776,714 in 2023.
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Total Revenue
Oviatt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 860,400	$ 889,212	$ 571,252
PEO Actually Paid Compensation Amount	$ 1,261,195	732,823	495,811
PEO Name	Oviatt
Tidball [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 860,400	889,212	571,321
PEO Actually Paid Compensation Amount	$ 1,261,595	733,703	498,364
PEO Name	Tidball
PEO | Oviatt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (370,029)	(372,933)	(234,500)
PEO | Oviatt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,671	135,581	120,453
PEO | Oviatt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,109	(3,821)	(6,536)
PEO | Oviatt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,803	88,765	47,090
PEO | Oviatt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,241	(3,981)	(1,948)
PEO | Oviatt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Tidball [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(370,029)	(372,933)	(234,650)
PEO | Tidball [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,671	135,581	120,453
PEO | Tidball [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,109	(3,821)	(4,876)
PEO | Tidball [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,803	88,765	47,090
PEO | Tidball [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,641	(3,101)	(974)
PEO | Tidball [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,978)	(79,536)	(46,366)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,151	25,336	9,417
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,160	(2,374)	(695)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,766	26,027	1,883
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,019	(1,015)	(157)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (7,102)